COMMITMENTS AND CONTINGENCIES (Details Narrative)																	12 Months Ended
	Sep. 20, 2024	Jan. 31, 2024	Dec. 13, 2023 USD ($) $ / shares shares	Oct. 01, 2023 USD ($)	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	Apr. 26, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 01, 2019	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 shares	Nov. 10, 2010 USD ($)	Dec. 26, 2007 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2025 USD ($)	Jul. 01, 2025 shares	Mar. 14, 2025 shares	Sep. 20, 2024 USD ($)	Sep. 20, 2024 ft²	Sep. 20, 2024 m²	Jan. 31, 2024 USD ($)	Jan. 31, 2024 ft²	Jan. 31, 2024 m²	Jul. 01, 2021 USD ($) m²	Aug. 08, 2019 $ / shares shares	Sep. 13, 2017 USD ($)	May 28, 2015 $ / shares
Product Liability Contingency [Line Items]
Annual salary																	$ 871,049	$ 872,289
Accrued salary balance																	$ 4,399,253	$ 3,951,133
Warrant to purchase common stock shares | shares																							318,482	2,181,518
Share-based compensation payment award, cancelled | shares																		2,000,000
Share-based compensation payment award, options, | shares																	8,000,000
Share price | $ / shares																	$ 1
Payment for debt																	$ 125,000	$ 35,244
Stock issued during period, value																		20,000
Accrued Interest payable																	3,620,514	3,128,768
Lease term	9 years	5 years				2 years
Area of land						5,000																				80	80		700	700
Operating lease term, description	If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%.	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Security deposit																	7,174	7,174							$ 3,657
Additional deposit																									3,657
Annual rent, year one						$ 42,000											63,671											$ 7,284					$ 39,200
Annual rent, year two						$ 44,800											61,368											7,284					$ 42,000
Operating lease right-of-use asset, net																	170,463	86,088				$ 140,038			39,489			30,084
Lease liability																	171,162	87,474				$ 140,038			$ 39,489			$ 30,084
Socialist Republic of Vietnam [Member]
Product Liability Contingency [Line Items]
Lease term																															5 years
Area of land | m²																															6,000
Annual rent, year one																															$ 8,645
Lease term																															5 years
5 Year Options One [Member]
Product Liability Contingency [Line Items]
Accrued salary balance																	1,953	1,775
Share-based compensation payment award, options, | shares			4,000,000
Share price | $ / shares			$ 0.04
Fair value of options			$ 108,000
Common stock warrants and options, description			Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
Employment Agreement [Member] | Chief Executive Officer [Member]
Product Liability Contingency [Line Items]
Agreement term											5 years				5 years				5 years	5 years
Annual salary															$ 210,000		503,277		$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase															6.00%
Employee bonus rate																					20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Product Liability Contingency [Line Items]
Annual salary							$ 20,000		$ 20,000
Annual cash compensation												$ 140,000	$ 120,000
Educational expenses													$ 11,000
Warrants term													3 years																			5 years		3 years
Warrant to purchase common stock shares | shares												6,000,000	2,000,000																			6,000,000
Warrant exercise price per share | $ / shares												$ 0.001	$ 0.001																			$ 0.2299		$ 0.001
Warrants maturity date												May 20, 2026																						May 28, 2022
Warrants issued value																					$ 121,448
One-time bonus									$ 20,000
Payroll payment																	5,892	5,356
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Product Liability Contingency [Line Items]
Annual cash compensation								$ 60,000
Warrants term								3 years
Warrant to purchase common stock shares | shares								2,000,000
Warrant exercise price per share | $ / shares								$ 0.2299
License Agreement [Member]
Product Liability Contingency [Line Items]
Agreement term														20 years
Number of shares issued | shares														2,200,000
Royalty percentage														2.00%
Termination agreement description														The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
Payment for debt																		35,244
License Agreement [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Number of shares issued | shares										4,025,652
Payment for debt										$ 265,244
Stock issued during period, value										$ 281,659
Intellectual Property Transfer Agreement [Member] | Kim Thompson [Member]
Product Liability Contingency [Line Items]
Payment for debt																$ 120,000
Outstanding balance																	65,292	$ 65,292
Accrued Interest payable																	1,960
Operating Lease Agreements [Member]
Product Liability Contingency [Line Items]
Payments for rent					$ 42,000												$ 2,508
Operating lease term, description						the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019, and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Product Liability Contingency [Line Items]
Payments for rent					$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through December 31, 2024 [Member]
Product Liability Contingency [Line Items]
Payments for rent				$ 44,800
Operating Lease Agreements [Member] | October 1, 2024 through December 31, 2025 [Member]
Product Liability Contingency [Line Items]
Payments for rent				$ 47,600